Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
General and administrative expenses	$ (16,504)	$ (5,600)
Stock-based compensation	(111,580)	(26,389)
Financial income (expenses)	6,916	(2,028)
Loss on heads of agreement termination	(1,048)
Royalty agreement call option	(4,892)
Depreciation	(102)	(58)
Net loss for the period	(127,210)	(34,075)
Amounts that may be reclassified subsequently to profit and loss
Cumulative translation adjustment	468	(640)
Net loss and comprehensive loss for the period	$ (126,742)	$ (34,715)
Equity holders of the Company
Basic net loss per common share	$ (1.26)	$ (0.39)
Diluted net loss per common share	$ (1.26)	$ (0.39)
Weighted average number of common shares outstanding - basic	101,017,241	86,586,505
Weighted average number of common shares outstanding - diluted	101,017,241	86,586,505